Income Tax Expense - Summary of Deferred Tax (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		¥ (153,486)		¥ (136,728)		$ (21,663)
Deferred tax assets		422,960		361,207		59,697
Reconciliation of deferred tax (expense) income		14,274	$ 2,014	2,052	¥ 225
Accelerated depreciation [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		(44,920)		(27,554)		(6,340)
Reconciliation of deferred tax (expense) income		(17,366)	(2,451)	(12,432)	(4,601)
Interest receivable [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		(1,644)		(2,252)		(232)
Reconciliation of deferred tax (expense) income		608	86	(1,478)	679
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	[1]	(106,922)		(106,922)		(15,091)
Reconciliation of deferred tax (expense) income	[1]	(30,721)	(4,336)	(29,842)	(29,031)
Deferred income tax liabilities [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Reconciliation of deferred tax (expense) income		(47,479)	(6,701)	(43,752)	(32,953)
Impairment of property, plant and equipment [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		6,648		15,943		938
Reconciliation of deferred tax (expense) income		(9,295)	(1,312)	3,624	9,443
Write-down of inventories [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		18,403		16,060		2,598
Reconciliation of deferred tax (expense) income		2,343	331	(1,433)	(3,716)
Allowance for doubtful account receivables [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		10,077		5,177		1,422
Reconciliation of deferred tax (expense) income		4,900	692	(2,199)	(1,964)
Accruals [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		250,662		204,554		35,379
Reconciliation of deferred tax (expense) income		46,108	6,508	(186)	18,778
Deferred income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		107,731		95,499		15,205
Reconciliation of deferred tax (expense) income		12,232	1,726	43,820	6,743
Others [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		29,439		23,974		4,155
Reconciliation of deferred tax (expense) income		5,465	770	2,178	3,894
Deferred Tax Asset [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		422,960		361,207		$ 59,697
Reconciliation of deferred tax (expense) income		¥ 61,753	$ 8,715	¥ 45,804	¥ 33,178

[1]	The movement of PRC withholding tax on dividend income is as follows: